Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Property, Plant and Equipment Net [Abstract]
Furniture, fittings and equipment	$ 194	$ 157
Assets under construction	393	160
Total property, plant and equipment, gross	587	317
Accumulated depreciation and amortization	(64)	(23)
Total property, plant and equipment, net	$ 523	$ 294